Investments under Resale Agreements and Obligations under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Instruments Acquired Under Agreements to Resale

	As of December 31,
	2022	2021
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	—	12,361
Government securities	—	55,953
Other Chilean Central Bank and Government securities	—	—
Other Chilean securities
Bonds	63,154	88,206
Notes	—	15,289
Other securities	—	—
Foreign financial securities
Central Banks and Government securities	99,620	427,565
Other foreign instruments	—	6,804
Totals	162,774	606,178

Schedule of Instruments Acquired Under Agreements to Repurchase

	As of December 31,
	2022	2021
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	—	198,013
Government securities	—	11,762
Other Chilean Central Bank and Government securities	—	—
Other Chilean securities
Bonds	288,447	2,581
Notes	—	—
Other Chilean securities	—	—
Foreign financial securities
Central Banks and Government securities	—	—
Other foreign instruments	65,641	253,650
Totals	354,088	466,006